Variable Interest Entities - Narrative (Details) $ in Thousands	12 Months Ended
	Nov. 30, 2021 USD ($) contract warehouse	Nov. 30, 2020 USD ($)		Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
Assets	$ 60,404,110 [1]	$ 53,118,352	[1]	$ 49,460,234
Investment in associated company	1,745,790	1,686,563		$ 1,652,957	$ 2,417,332
Other investment vehicles
Variable Interest Entity [Line Items]
Carrying amount of equity investment	1,110,000	899,900
Unfunded equity commitments related to investments	90,000	143,000
JCP Entities | Related party private equity vehicles
Variable Interest Entity [Line Items]
Equity commitments	133,000	133,000
Funded equity commitments	122,300	122,000
Carrying amount of equity investment	$ 27,100	19,000
Foursight Capital | Foursight Capital Credit Facilities
Variable Interest Entity [Line Items]
Number of warehouse credit commitment | warehouse	2
Line of credit | Foursight Capital | Foursight Capital Credit Facilities
Variable Interest Entity [Line Items]
Number of warehouse credit commitment | contract	2
Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Automobile loan receivables securitized	$ 531,100
Assets	1,050,000	566,100
Variable interest entity, not primary beneficiary
Variable Interest Entity [Line Items]
Assets	2,002,700	1,231,200
VIE Assets	28,932,400	25,100,300
Variable interest entity, not primary beneficiary | Investment in FXCM
Variable Interest Entity [Line Items]
Fair value of senior secured term loan receivable	50,500
Investment in associated company	49,000
VIE Assets	387,900
Variable interest entity, not primary beneficiary | Related party private equity vehicles
Variable Interest Entity [Line Items]
Assets	27,100	19,000
VIE Assets	78,900	53,000
Variable interest entity, not primary beneficiary | Other investment vehicles
Variable Interest Entity [Line Items]
Assets	1,111,500	899,900
VIE Assets	15,101,400	15,735,500
Variable interest entity, not primary beneficiary | Agency mortgage-backed securities
Variable Interest Entity [Line Items]
Assets	1,310,000	1,570,000
Variable interest entity, not primary beneficiary | Non-agency mortgage- and other asset-backed securities
Variable Interest Entity [Line Items]
Assets	$ 253,900	$ 252,000

[1]	Total assets include assets related to variable interest entities of $1.05 billion and $566.1 million at November 30, 2021 and 2020, respectively, and Total liabilities include liabilities related to variable interest entities of $4.64 billion and $3.29 billion at November 30, 2021 and 2020, respectively. See Note 8 for additional information related to variable interest entities.